Stock-Based Compensation (Details) - Schedule of fair value of stock options assumptions - Share-Based Payment Arrangement, Option [Member]	6 Months Ended
Jun. 30, 2022
Stock-Based Compensation (Details) - Schedule of fair value of stock options assumptions [Line Items]
Volatility	70.50%
Expected term (years)	6 years 1 month 9 days
Risk-free interest rate	1.92%
Expected dividend yield	0.00%